LEASE COMMITMENTS - Operating Lease Cost (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Lease Commitments [Abstract]
Operating lease cost	$ 33.8
Variable lease cost	6.7
Short-term lease cost	5.0
Total operating lease costs	$ 45.5